Employees' leaving entitlement	12 Months Ended
Dec. 31, 2020
Disclosure Of Information About Defined Benefit Plans [Abstract]
Employees' leaving entitlement
21	Employees’ leaving entitlement

Changes to employees’ leaving entitlement occurring during 2020 and 2019 are analysed as follows:

	31/12/20	31/12/19
Balance at beginning of year	16,121	17,181
Current service cost	95	111
Interest expense	123	253
Benefits paid	(396)	(2,039)
Actuarial losses	212	615
Reclassification to liabilities directly related to assets held for sale	(408)	—
Balance at end of year	15,747	16,121

The employees’ leaving entitlement refers to a defined benefit plan provided for by the Italian legislation due and payable upon termination of employment, assuming immediate separation (see note 4(q)).

The principal assumptions used in determining the present value of such defined benefit obligation (“DBO”) related to the employee benefit obligation are reported as follows:

	31/12/20	31/12/19
Annual discount rate	0.34%	0.77%
Annual future salary increase rate	0.80%	0.00%
Annual inflation rate	0.80%	1.20%
Annual DBO increase rate	2.10%	2.400%
Mortality	RG48 mortality tables published by the General State Accounting
Inability	National Institute for Social Security tables, by age and sex
Retirement	100% upon achievement of AGO requisites
Annual frequency of turnover	4.00%	4.00%
Annual frequency of DBO advances	2.00%	2.00%

A quantitative sensitivity analysis for significant assumptions impacting the DBO as at December 31, 2020 and 2019 is reported as follows:

	31/12/20	31/12/19
+1% on turnover rate	(115)	(111)
-1% on turnover rate	127	123
+0.25% on annual inflation rate	218	231
-0.25% on annual inflation rate	(214)	(227)
+0.25% on annual discount rate	(340)	(360)
-0.25% on annual discount rate	352	373

The sensitivity analysis above has been determined based on a method that extrapolates the impact on the defined benefit obligation as a result of reasonable changes in key assumptions occurring at the end of the reporting period. The sensitivity analysis is based on a change in a significant assumption, keeping all other assumptions constant. Such analysis may not be representative of an actual change in the defined benefit obligation as it is unlikely that changes in assumptions would occur in isolation from one another.

The following are the expected payments of the employees’ leaving entitlement in future years:

	31/12/20	31/12/19
Within 1 year	1,193	1,203
Between 2 and 5 years	3,782	3,704

The average duration of the defined benefit plan as at December 31, 2020 and 2019 is 10.00 years.